Benefit Plans and Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands									12 Months Ended
	Oct. 01, 2023 shares	Sep. 21, 2022 shares	Dec. 20, 2021 USD ($) shares	Sep. 16, 2021 shares	Sep. 17, 2020 shares	Oct. 07, 2019 shares	Jun. 20, 2019 shares	Nov. 01, 2005 USD ($)	Mar. 30, 2024 USD ($) $ / shares shares	Mar. 25, 2023 USD ($) $ / shares shares	Mar. 25, 2023 CAD ($) shares	Mar. 26, 2022 USD ($) $ / shares shares	Mar. 26, 2022 CAD ($) shares	Mar. 26, 2023 $ / shares	Jan. 19, 2022 shares	Mar. 27, 2021 shares	Mar. 26, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									32,000	32,000		257,000				395,147
Shares reserved for issuance															1,500,000
Warrants and rights outstanding expire date									Aug. 20, 2022
Additional compensation expense | $								$ 0
Class of warrants or rights exercised during period shares									0	90,056	90,056	48,823	48,823
Modification of certain awards from cash settled to equity settled | $												$ 5,495
Class A Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right oustanding warrants exercisable during period, shares									0	0	0	202,661	202,661
Proceeds from warrant exercises									$ 0	$ 149,000	$ 205,000	$ 163,000	$ 210,000
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants or rights exercised during period shares									0	90,056	90,056	48,823	48,823
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance																1,796,088
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement closing stock price | $ / shares										$ 8.18		$ 5.12
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ 300	$ 400		$ 1,500
Share based compensation arrangement closing stock price | $ / shares									$ 3.34					$ 8.18
Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted									70,000	35,584	35,584	61,470	61,470
Number of shares outstanding									96,688	35,584		0				689,012
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									8,896
Share based compensation arrangement fair value of cash settled based on intrinsic value | $									$ 400	$ 400		$ 0
Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding									740,482	750,482
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									10,000
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ (200)	$ 300		$ 800
Number of shares outstanding									0	50,000		50,000				375,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									50,000	0	0
Share based compensation arrangement fair value of cash settled based on intrinsic value | $									$ 0	$ 500		$ 200
Modification of certain awards from cash settled to equity settled | $			$ 900
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards			325,000
Equity Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ 30	$ 500		$ 200
Number of shares outstanding									0	325,000		325,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									325,000
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									12,000
Exercise price | $ / shares									$ 1.43
Expiration period									10 years
Total compensation cost for recognized expenses | $									$ 0	$ 0		$ 0
Shares reserved for issuance																1,000,000	1,000,000
Omnibus LTIP [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation grants in period gross												0	0
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards										0	0	0	0
Omnibus LTIP [Member] | Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	70,000	35,584		61,470	223,878	157,890	86,954
Number of shares outstanding									96,688	35,584		0
Share based compensation arrangement by share based payment award equity instruments other than options vested in period			750,482
Modification of certain awards from cash settled to equity settled | $			$ 4,600
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards									8,896
Omnibus LTIP [Member] | Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding									740,482	750,482		750,482
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards									10,000
Omnibus LTIP [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted					375,000
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares									$ 1.18
Options outstanding									20,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability | $									$ 100	$ 400
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable									25,000
Percentage of Outstanding Stock Options Fully Vested									100.00%
Share based compensation grants in period gross									0	0	0